UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: February 28, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

FORM N-Q

FEBRUARY 28, 2017

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 27.0%
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.1%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	350,000	$362,250
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	430,000	446,663
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	320,000	326,400

Total Auto Components				1,135,313

Automobiles - 0.2%
General Motors Co., Senior Notes	3.500%	10/2/18	1,180,000	1,207,335
General Motors Financial Co. Inc., Senior Notes	3.250%	5/15/18	110,000	111,855
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	500,000	527,582
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	120,000	121,706
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	800,000	829,974

Total Automobiles				2,798,452

Hotels, Restaurants & Leisure - 0.3%
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	470,000	494,675
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	1,030,000	1,060,550
McDonald’s Corp., Senior Notes	4.875%	12/9/45	1,410,000	1,517,852
NCL Corp. Ltd., Senior Bonds	4.625%	11/15/20	590,000	606,225	(a)

Total Hotels, Restaurants & Leisure				3,679,302

Household Durables - 0.2%
NVR Inc., Senior Notes	3.950%	9/15/22	40,000	41,403
Toll Brothers Finance Corp., Senior Notes	4.000%	12/31/18	300,000	307,875
Toll Brothers Finance Corp., Senior Notes	5.875%	2/15/22	440,000	481,668
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	930,000	967,200

Total Household Durables				1,798,146

Media - 0.9%
21st Century Fox America Inc., Senior Bonds	8.450%	8/1/34	440,000	603,476
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	50,000	62,619
DISH DBS Corp., Senior Notes	7.875%	9/1/19	620,000	691,300
DISH DBS Corp., Senior Notes	6.750%	6/1/21	820,000	904,050
DISH DBS Corp., Senior Notes	5.875%	7/15/22	1,000,000	1,072,500
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	2,460,000	2,567,010	(a)
SFR Group SA, Senior Secured Bonds	6.000%	5/15/22	760,000	788,264	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	800,000	829,000	(a)
Time Warner Cable LLC, Debentures	7.300%	7/1/38	650,000	812,711
Time Warner Cable LLC, Senior Notes	4.000%	9/1/21	1,520,000	1,577,640
Time Warner Cable LLC, Senior Notes	6.750%	6/15/39	210,000	249,532
UBM PLC, Notes	5.750%	11/3/20	920,000	966,003	(a)

Total Media				11,124,105

Multiline Retail - 0.1%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	840,000	891,450

TOTAL CONSUMER DISCRETIONARY				21,426,768

CONSUMER STAPLES - 1.3%
Beverages - 0.4%
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	3,400,000	3,458,762
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	1,100,000	1,207,444

Total Beverages				4,666,206

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - 0.7%
Cencosud SA, Senior Notes	5.500%	1/20/21	4,200,000	$4,551,488	(a)
Cencosud SA, Senior Notes	4.875%	1/20/23	870,000	911,341	(b)
CVS Health Corp., Senior Notes	2.750%	12/1/22	600,000	594,467
CVS Health Corp., Senior Notes	4.000%	12/5/23	620,000	651,424
CVS Pass-Through Trust, Secured Notes	5.298%	1/11/27	19,176	20,631	(a)
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	64,301	72,559
Kroger Co., Senior Notes	3.400%	4/15/22	350,000	359,193
Kroger Co., Senior Notes	5.150%	8/1/43	560,000	610,469

Total Food & Staples Retailing				7,771,572

Food Products - 0.1%
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	1,470,000	1,552,124

Tobacco - 0.1%
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	600,000	609,079
Reynolds American Inc., Senior Notes	8.125%	6/23/19	810,000	917,943

Total Tobacco				1,527,022

TOTAL CONSUMER STAPLES				15,516,924

ENERGY - 6.1%
Energy Equipment & Services - 0.4%
Ensco PLC, Senior Notes	8.000%	1/31/24	460,000	471,500	(a)
Halliburton Co., Senior Bonds	3.800%	11/15/25	1,490,000	1,527,216
Halliburton Co., Senior Notes	4.850%	11/15/35	910,000	975,950
Halliburton Co., Senior Notes	5.000%	11/15/45	1,190,000	1,291,824
Transocean Inc., Senior Notes	4.250%	10/15/17	430,000	432,537

Total Energy Equipment & Services				4,699,027

Oil, Gas & Consumable Fuels - 5.7%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	5/15/23	580,000	600,300
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	3/15/24	440,000	454,418
Anadarko Petroleum Corp., Senior Bonds	7.950%	6/15/39	2,330,000	3,060,071
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	2,890,000	3,107,946
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	1,070,000	1,074,073
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	1,260,000	1,253,700
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	180,000	163,800
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	3,490,000	3,463,026
Devon Energy Corp., Senior Notes	5.850%	12/15/25	860,000	988,862
Devon Energy Corp., Senior Notes	5.600%	7/15/41	40,000	42,847
Devon Energy Corp., Senior Notes	5.000%	6/15/45	950,000	967,724
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	720,000	698,040
Ecopetrol SA, Senior Notes	5.875%	9/18/23	2,200,000	2,387,000
Ecopetrol SA, Senior Notes	5.375%	6/26/26	350,000	359,205
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,620,000	1,462,860
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	1,410,000	1,467,209
Kerr-McGee Corp., Notes	6.950%	7/1/24	380,000	454,747
Kinder Morgan Energy Partners LP, Senior Notes	3.950%	9/1/22	360,000	371,183
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	1,220,000	1,545,234
Kinder Morgan Inc., Senior Secured Notes	5.000%	2/15/21	160,000	172,091	(a)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	2,360,000	$2,649,100	(b)
LUKOIL International Finance BV, Senior Notes	6.125%	11/9/20	1,400,000	1,528,800	(a)
LUKOIL International Finance BV, Senior Notes	6.656%	6/7/22	350,000	392,875	(b)
MPLX LP, Senior Notes	4.875%	6/1/25	550,000	586,162
Noble Energy Inc., Senior Notes	4.150%	12/15/21	800,000	841,064
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	80,000	81,400
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	90,000	91,547
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	10,000	10,138
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	180,000	184,346
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	1,010,000	991,726
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	5,090,000	4,720,975
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,170,000	2,204,720
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	5,040,000	4,372,200
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	280,000	306,516
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,400,000	2,924,000
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	700,000	721,735	(a)
QEP Resources Inc., Senior Notes	6.875%	3/1/21	330,000	348,975
QEP Resources Inc., Senior Notes	5.250%	5/1/23	305,000	300,425
Range Resources Corp., Senior Notes	5.000%	3/15/23	170,000	164,688	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	620,000	586,675
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.500%	7/15/21	110,000	113,366
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	1,960,000	2,173,648
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	2,240,000	2,447,525	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	2,360,000	2,482,399	(a)
Shelf Drilling Holdings Ltd., Secured Notes	9.500%	11/2/20	317,082	301,228	(a)
Shell International Finance BV, Senior Notes	4.375%	5/11/45	2,140,000	2,213,453
SM Energy Co., Senior Notes	5.000%	1/15/24	80,000	75,000
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,720,000	2,211,862
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	3,110,000	3,120,108	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	2,990,000	3,005,249	(a)
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	30,000	29,850
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	820,000	822,050
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	220,000	222,200
WPX Energy Inc., Senior Notes	6.000%	1/15/22	20,000	20,425
WPX Energy Inc., Senior Notes	8.250%	8/1/23	2,660,000	2,979,200

Total Oil, Gas & Consumable Fuels				70,319,966

TOTAL ENERGY				75,018,993

FINANCIALS - 7.3%
Banks - 5.5%
BAC Capital Trust XIV, Junior Subordinated Notes	4.000%	3/16/17	370,000	287,157	(c)(d)
Bank of America Corp., Junior Subordinated Bonds	6.100%	3/17/25	2,310,000	2,464,481	(c)(d)
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	1,940,000	2,075,994	(c)(d)
Bank of America Corp., Senior Notes	3.875%	8/1/25	600,000	613,290
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	1,720,000	1,731,878

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,930,000	$1,967,168
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,120,000	1,403,835	(a)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	950,000	967,575	(a)(c)(d)
BPCE SA, Subordinated Bonds	12.500%	9/30/19	1,022,000	1,246,840	(a)(c)(d)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,680,000	2,736,661	(a)
CIT Group Inc., Senior Notes	4.250%	8/15/17	360,000	363,924
CIT Group Inc., Senior Notes	5.250%	3/15/18	1,550,000	1,601,739
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,000,000	1,060,000
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	1,050,000	1,109,063	(c)(d)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	1,310,000	1,365,675	(c)(d)
Citigroup Inc., Junior Subordinated Notes	5.950%	1/30/23	650,000	683,696	(c)(d)
Citigroup Inc., Senior Notes	4.650%	7/30/45	1,308,000	1,381,126
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,680,000	1,850,661
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	2,610,000	2,672,554
Compass Bank, Subordinated Notes	3.875%	4/10/25	560,000	543,498
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	2,150,000	2,267,953
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	300,000	306,052
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	1,300,000	1,436,500	(a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	1,650,000	1,763,602	(a)(c)(d)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,700,000	1,725,500	(c)(d)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	770,000	806,075
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,050,000	1,065,405
ING Bank NV, Subordinated Notes	5.800%	9/25/23	1,300,000	1,445,610	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	1,230,000	1,155,308	(a)
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	2,090,000	2,039,389
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	1,230,000	1,263,316
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	910,000	974,170	(a)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	1,700,000	1,806,825
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	7,320,000	7,409,553
Santander Holdings USA Inc., Senior Notes	3.450%	8/27/18	760,000	773,341
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	900,000	897,480	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,860,000	1,900,412	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	3/31/17	130,000	129,838	(c)(d)
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	4,768,000	5,084,185
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	820,000	838,999
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	3,740,000	3,893,467
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	460,000	521,044

Total Banks				67,630,839

Capital Markets - 0.7%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	310,000	320,786
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	2,110,000	2,164,470
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	3/31/17	75,000	62,192	(c)(d)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	740,000	787,832
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	600,000	675,242
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	1,910,000	2,411,545
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,610,000	1,650,652
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	530,000	564,840
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	3/31/17	100,000	0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	2,350,000	0	*(e)(f)(g)
State Street Corp., Subordinated Notes	3.100%	5/15/23	350,000	353,864

Total Capital Markets				8,991,423

Consumer Finance - 0.5%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	1,140,000	1,402,200
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	2,020,000	2,289,177
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	1,288,000	1,397,313
Navient Corp., Senior Notes	5.500%	1/15/19	640,000	660,800
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	170,000	177,225	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	310,000	324,012	(a)

Total Consumer Finance				6,250,727

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	1,850,000	1,970,472
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	1,440,000	1,485,634
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	1,150,000	1,217,079

Total Diversified Financial Services				4,673,185

Insurance - 0.2%
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	520,000	528,993
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	830,000	917,150
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	220,000	291,224	(a)

Total Insurance				1,737,367

TOTAL FINANCIALS				89,283,541

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 1.7%
Biotechnology - 0.1%
Celgene Corp., Senior Notes	3.625%	5/15/24	160,000	$161,348
Celgene Corp., Senior Notes	5.000%	8/15/45	460,000	488,170

Total Biotechnology				649,518

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	1,000,000	1,026,488
Alere Inc., Senior Subordinated Notes	6.500%	6/15/20	1,970,000	1,979,850
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	2,750,000	2,433,750	(a)

Total Health Care Equipment & Supplies				5,440,088

Health Care Providers & Services - 1.0%
Aetna Inc., Senior Notes	2.400%	6/15/21	690,000	697,578
Aetna Inc., Senior Notes	2.800%	6/15/23	170,000	169,359
Aetna Inc., Senior Notes	3.200%	6/15/26	320,000	322,780
Aetna Inc., Senior Notes	4.375%	6/15/46	50,000	50,545
Anthem Inc., Senior Notes	3.125%	5/15/22	500,000	502,432
BioScrip Inc., Senior Notes	8.875%	2/15/21	1,120,000	898,800
Centene Corp., Senior Notes	4.750%	5/15/22	400,000	414,500
Centene Corp., Senior Notes	6.125%	2/15/24	220,000	238,700
Centene Corp., Senior Notes	4.750%	1/15/25	310,000	318,912
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	430,000	440,750	(a)
HCA Inc., Senior Notes	7.500%	2/15/22	540,000	623,025
HCA Inc., Senior Notes	5.875%	5/1/23	1,170,000	1,272,375
HCA Inc., Senior Secured Notes	5.250%	6/15/26	10,000	10,563
Humana Inc., Senior Notes	3.150%	12/1/22	1,160,000	1,167,523
Humana Inc., Senior Notes	8.150%	6/15/38	480,000	671,895
Humana Inc., Senior Notes	4.625%	12/1/42	180,000	183,617
Tenet Healthcare Corp., Senior Notes	5.000%	3/1/19	1,050,000	1,050,714
UnitedHealth Group Inc., Senior Notes	4.625%	7/15/35	1,200,000	1,327,375
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,580,000	1,589,875

Total Health Care Providers & Services				11,951,318

Pharmaceuticals - 0.2%
Mallinckrodt International Finance SA, Senior Notes	3.500%	4/15/18	700,000	701,750
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	480,000	430,200	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	1,560,000	1,433,250	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	190,000	154,613	(a)

Total Pharmaceuticals				2,719,813

TOTAL HEALTH CARE				20,760,737

INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	560,000	553,000	(a)
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	470,000	504,692

Total Aerospace & Defense				1,057,692

Airlines - 0.2%
Air 2 US, Notes	8.027%	10/1/19	116,765	120,122	(a)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.820%	5/1/18	15,125	15,503
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	1,665,620	1,848,838
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	11,217	11,834
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	502,811	581,421
US Airways, Pass-Through Certificates, Senior Secured Bonds	6.850%	1/30/18	27,334	27,880

Total Airlines				2,605,598

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 0.2%
Republic Services Inc., Senior Notes	5.500%	9/15/19	290,000	$314,771
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	505,000	527,255
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	310,000	329,220
Waste Management Inc., Senior Notes	3.500%	5/15/24	430,000	445,331
West Corp., Senior Notes	5.375%	7/15/22	1,330,000	1,277,465	(a)
West Corp., Senior Secured Notes	4.750%	7/15/21	40,000	41,000	(a)

Total Commercial Services & Supplies				2,935,042

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	4.150%	11/2/42	1,170,000	1,170,531

Industrial Conglomerates - 0.3%
Alfa SAB de CV, Senior Notes	5.250%	3/25/24	700,000	726,250	(a)
General Electric Co., Senior Notes	5.875%	1/14/38	1,320,000	1,692,208
General Electric Co., Senior Notes	6.875%	1/10/39	670,000	961,188

Total Industrial Conglomerates				3,379,646

Road & Rail - 0.1%
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	700,000	719,250	(a)

TOTAL INDUSTRIALS				11,867,759

INFORMATION TECHNOLOGY - 1.6%
IT Services - 0.4%
First Data Corp., Secured Notes	5.750%	1/15/24	560,000	580,300	(a)
First Data Corp., Senior Notes	7.000%	12/1/23	460,000	494,500	(a)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	840,000	857,833	(a)
Visa Inc., Senior Notes	4.300%	12/14/45	2,130,000	2,285,752
WEX Inc., Senior Notes	4.750%	2/1/23	830,000	825,850	(a)

Total IT Services				5,044,235

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., Senior Notes	3.700%	7/29/25	70,000	73,604
Intel Corp., Senior Notes	4.900%	7/29/45	810,000	922,676
Micron Technology Inc., Senior Notes	5.250%	1/15/24	80,000	81,000	(a)
Micron Technology Inc., Senior Notes	5.500%	2/1/25	40,000	41,300

Total Semiconductors & Semiconductor Equipment				1,118,580

Software - 0.5%
Microsoft Corp., Senior Bonds	2.400%	8/8/26	1,690,000	1,605,927
Microsoft Corp., Senior Notes	3.300%	2/6/27	4,010,000	4,090,529
Microsoft Corp., Senior Notes	4.500%	2/6/57	140,000	145,268

Total Software				5,841,724

Technology Hardware, Storage & Peripherals - 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	3.480%	6/1/19	4,130,000	4,223,379	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	3,410,000	3,575,883	(a)

Total Technology Hardware, Storage & Peripherals				7,799,262

TOTAL INFORMATION TECHNOLOGY				19,803,801

MATERIALS - 2.7%
Chemicals - 0.6%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	1,010,000	1,063,631	(b)
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	1,200,000	1,362,259
OCP SA, Senior Notes	5.625%	4/25/24	3,460,000	3,654,660	(a)
Westlake Chemical Corp., Senior Notes	4.875%	5/15/23	830,000	863,476	(a)

Total Chemicals				6,944,026

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction Materials - 0.2%
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	2,450,000	$2,661,312	(a)
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	250,000	257,188	(a)

Total Construction Materials				2,918,500

Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.963%	12/15/19	159,955	163,154	(a)(c)
Pactiv LLC, Senior Notes	7.950%	12/15/25	500,000	542,500
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.750%	10/15/20	660,000	679,800
WestRock RKT Co., Senior Notes	3.500%	3/1/20	70,000	72,027
WestRock RKT Co., Senior Notes	4.000%	3/1/23	40,000	41,475

Total Containers & Packaging				1,498,956

Metals & Mining - 1.8%
ArcelorMittal SA, Senior Notes	7.750%	10/15/39	550,000	640,750
Arconic Inc., Senior Notes	5.870%	2/23/22	1,170,000	1,269,319
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	465,000	499,294
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	436,784
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	510,000	587,104
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	1,330,000	1,520,190	(a)(c)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	600,000	694,128	(a)
Freeport-McMoRan Inc., Senior Notes	6.500%	11/15/20	44,000	45,210	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	380,000	400,900	(a)
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	530,000	533,249	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	120,000	124,232	(a)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	1,750,000	1,967,582
Southern Copper Corp., Senior Notes	5.250%	11/8/42	5,900,000	5,771,742
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,460,000	7,057,550

Total Metals & Mining				21,548,034

TOTAL MATERIALS				32,909,516

REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	2,580,000	2,703,332	(b)

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.5%
AT&T Inc., Senior Notes	4.500%	5/15/35	2,330,000	2,209,949
AT&T Inc., Senior Notes	4.750%	5/15/46	3,240,000	3,029,805
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	2,170,000	2,303,549	(a)
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	3,410,000	3,419,339	(a)
British Telecommunications PLC, Bonds	9.125%	12/15/30	1,710,000	2,559,579
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,510,000	1,536,425	(a)
Telefonica Emisiones SAU, Senior Notes	6.221%	7/3/17	80,000	81,214
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	230,000	246,769
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	330,000	394,191
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	2,385,000	2,919,746
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	120,000	117,030

Total Diversified Telecommunication Services				18,817,596

Wireless Telecommunication Services - 1.0%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	980,000	1,052,275	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	200,000	210,500	(a)
Sprint Capital Corp., Global Notes	6.900%	5/1/19	2,310,000	2,460,889
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	2,200,000	2,406,250	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	4,810,000	5,392,058	(a)

Total Wireless Telecommunication Services				11,521,972

TOTAL TELECOMMUNICATION SERVICES				30,339,568

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 0.8%
Electric Utilities - 0.6%
FirstEnergy Corp., Notes	7.375%	11/15/31	1,030,000	$1,357,665
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	1,210,000	1,532,124
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	300,000	371,948
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	3,400,000	3,693,420	(b)

Total Electric Utilities				6,955,157

Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp., Senior Secured Notes	5.875%	1/15/24	230,000	242,650	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	915,837	817,384
Mirant Mid Atlantic LLC, Pass-Through Certificates, Senior Secured Notes	9.125%	6/30/17	1,986,985	1,818,091

Total Independent Power and Renewable Electricity Producers				2,878,125

TOTAL UTILITIES				9,833,282

TOTAL CORPORATE BONDS & NOTES (Cost - $317,013,775)				329,464,221

ASSET-BACKED SECURITIES - 5.5%
AASET, 2014-1 B	7.375%	12/15/29	1,532,308	1,523,114	(c)
Access Group Inc., 2004-A B1	1.699%	7/1/39	7,400,000	6,287,551	(c)
ALM Loan Funding, 2014-14A C	4.489%	7/28/26	610,000	610,011	(a)(c)
American Money Management Corp., 2015-16A E	6.623%	4/14/27	1,300,000	1,260,545	(a)(c)
American Money Management Corp., 2016-18A D	6.054%	5/26/28	2,000,000	2,005,534	(a)(c)
Amortizing Residential Collateral Trust, 2005-BC5 M1	1.806%	7/25/32	187,707	184,369	(c)
Asset-Backed Securities Corp. Home Equity Loan Trust, 2005-HE3 M4	1.716%	4/25/35	1,250,000	1,225,440	(c)
Avery Point CLO Ltd., 2015-6A E1	6.534%	8/5/27	1,750,000	1,719,812	(a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2014-1A C	3.750%	7/20/20	4,000,000	3,973,621	(a)
Benefit Street Partners CLO Ltd., 2014-IVA CR	5.046%	1/20/29	1,500,000	1,502,796	(a)(c)
Citigroup Mortgage Loan Trust Inc., 2007-WFH4 M1	2.428%	7/25/37	3,063,000	2,794,352	(c)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	2,490,000	2,325,282	(a)(g)
Countrywide Home Equity Loan Trust, 2007-A A	0.890%	4/15/37	2,917,612	2,574,887	(c)
Credit-Based Asset Servicing and Securitization LLC, 2006-CB1 AV1	1.258%	1/25/36	3,144,899	3,004,288	(c)
Dryden Senior Loan Fund, 2015-40A E	6.989%	8/15/28	2,590,000	2,558,205	(a)(c)
Encore Credit Receivables Trust, 2005-4 M5	1.428%	1/25/36	3,160,000	2,094,534	(c)
First Franklin Mortgage Loan Asset-Backed Certificates, 2006-FF5 2A5, PO	0.000%	4/25/36	1,050,000	790,000
Fremont Home Loan Trust, 2006-B 2A2	0.878%	8/25/36	410,192	171,193	(c)
Galaxy CLO Ltd., 2015-20A E	6.530%	7/20/27	750,000	722,076	(a)(c)
GoldenTree Loan Opportunities Ltd., 2015-10A E2	6.230%	7/20/27	2,250,000	2,171,677	(a)(c)
Greenpoint Manufactured Housing, 1999-2 A2	4.270%	3/18/29	325,000	300,675	(c)
Greenpoint Manufactured Housing, 1999-3 2A2	4.890%	6/19/29	150,000	138,195	(c)
Greenpoint Manufactured Housing, 1999-4 A2	4.270%	2/20/30	175,000	158,953	(c)
Greenpoint Manufactured Housing, 2001-2 IA2	4.164%	2/20/32	250,000	227,092	(c)
Greenpoint Manufactured Housing, 2001-2 IIA2	4.267%	3/13/32	350,000	316,861	(c)
IXIS Real Estate Capital Trust, 2005-HE4 A3	1.458%	2/25/36	8,516	8,506	(c)
Jamestown CLO Ltd., 2015-8A D2	7.773%	1/15/28	2,000,000	2,023,670	(a)(c)
Lehman XS Trust, 2006-16N A4B	1.011%	11/25/46	65,429	18,174	(c)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Lehman XS Trust, 2006-GP3 2A2	0.991%	6/25/46	16,402	$7,138	(c)
MASTR Specialized Loan Trust, 2006-3 A	1.038%	6/25/46	206,897	182,007	(a)(c)
National Collegiate Student Loan Trust, 2007-4 A3L	1.628%	3/25/38	5,295,609	2,964,471	(c)
Neuberger Berman CLO Ltd., 2015-19A D	6.273%	7/15/27	2,500,000	2,379,522	(a)(c)
Oaktree CLO Ltd., 2015-1A D	6.630%	10/20/27	900,000	870,185	(a)(c)
Ocean Trails CLO, 2016-6A E	8.773%	7/15/28	1,500,000	1,514,661	(a)(c)
Option One Mortgage Loan Trust, 2005-1 A4	1.578%	2/25/35	158,930	158,646	(c)
Pinnacle Park CLO Ltd., 2014-1A D	4.523%	4/15/26	350,000	351,872	(a)(c)
RAAC Series, 2005-SP2 2A	1.078%	6/25/44	1,529,498	1,270,745	(c)
Renaissance Home Equity Loan Trust, 2006-2 AV3	1.018%	8/25/36	3,941,305	2,141,433	(c)
Security National Mortgage Loan Trust, 2007-1A 2A	1.121%	4/25/37	191,165	170,407	(a)(c)
SLM Student Loan Trust, 2008-8 A4	2.538%	4/25/23	2,725,000	2,773,364	(c)
SLM Student Loan Trust, 2010-1 A	1.178%	3/25/25	2,281,151	2,238,167	(c)
Symphony CLO Ltd., 2014-14A D2	4.481%	7/14/26	1,500,000	1,489,600	(a)(c)
Towd Point Mortgage Trust, 2017-1 A1	2.750%	10/25/56	3,010,000	3,013,094	(a)(c)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	3,333,442	3,309,926

TOTAL ASSET-BACKED SECURITIES (Cost - $68,198,753)				67,526,651

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.3%
Banc of America Funding Corp., 2015-R2 04A1	0.936%	9/29/36	2,502,468	2,431,556	(a)(c)
Banc of America Funding Corp., 2015-R2 04A2	1.059%	9/29/36	7,204,390	4,369,463	(a)(c)
Banc of America Funding Corp., 2015-R2 09A2	1.084%	3/27/36	5,885,022	3,540,539	(a)(c)
Banc of America Funding Corp., 2015-R2 10A1	0.961%	6/29/37	2,043,899	1,979,671	(a)(c)
Banc of America Funding Corp., 2015-R4 6A1	0.911%	8/27/36	3,235,129	3,128,202	(a)(c)
Banc of America Funding Corp., 2015-R4 6A3	0.911%	8/27/36	5,180,000	3,764,824	(a)(c)
Banc of America Mortgage Securities Inc., 2003-F 1A1	3.123%	7/25/33	6,727	6,450	(c)
Banc of America Mortgage Securities Inc., 2004-A 1A1	3.497%	2/25/34	15,815	15,321	(c)
Bank of America Merrill Lynch Large Loan Inc., 2014-INMZ MZB	9.250%	12/15/19	8,300,000	8,099,530	(a)(c)
BBCCRE Trust, 2015-GTP E	4.563%	8/10/33	6,700,000	5,924,227	(a)(c)
Bear Stearns Alt-A Trust, 2003-5 2A1	2.957%	12/25/33	278,588	279,363	(c)
Bear Stearns Alt-A Trust, 2004-11 1A2	1.618%	11/25/34	24,389	23,854	(c)
Bear Stearns Mortgage Funding Trust, 2007-AR1 1A1	0.931%	1/25/37	3,137,667	2,535,884	(c)
BLCP Hotel Trust, 2014-CLMZ M	6.498%	8/15/29	3,059,050	3,078,215	(a)(c)
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	240,000	129,901
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	3,658,902	3,299,216	(c)
CGBAM Commercial Mortgage Trust, 2016-IMC E	8.172%	11/15/21	5,240,000	5,368,972	(a)(c)
Citigroup Commercial Mortgage Trust, 2006-C5 AJ	5.482%	10/15/49	294,475	278,370
Citigroup Commercial Mortgage Trust, 2008-C7 AJ	6.126%	12/10/49	3,230,000	2,181,542	(c)
Citigroup Mortgage Loan Trust Inc., 2005-9 1A1	1.038%	11/25/35	247,782	167,759	(c)
CitiMortgage Alternative Loan Trust, 2007-A5 1A4, IO	4.822%	5/25/37	19,171,926	2,988,142	(c)
Commercial Mortgage Trust, 2013-CR09 E	4.256%	7/10/45	1,552,000	1,108,463	(a)(c)
Commercial Mortgage Trust, 2013-CR12 E	5.083%	10/10/46	630,000	456,109	(a)(c)
Commercial Mortgage Trust, 2016-SAVA B	3.070%	10/15/34	2,610,000	2,626,312	(a)(c)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	1,943,824	1,701,144
Countrywide Alternative Loan Trust, 2005-51 2A1	1.077%	11/20/35	159,946	127,871	(c)
Countrywide Alternative Loan Trust, 2005-52CB 1A2, IO	4.322%	11/25/35	9,468,623	1,149,139	(c)
Countrywide Alternative Loan Trust, 2005-76 3A1	1.038%	1/25/46	167,343	143,603	(c)
Countrywide Alternative Loan Trust, 2006-04CB 1A4, IO	4.522%	4/25/36	11,427,179	1,936,826	(c)
Countrywide Alternative Loan Trust, 2006-08T1 1A1	1.278%	4/25/36	2,879,669	1,408,866	(c)
Countrywide Alternative Loan Trust, 2006-08T1 1A2, IO	4.722%	4/25/36	6,720,557	950,137	(c)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Countrywide Alternative Loan Trust, 2006-21CB A6, IO	4.822%	7/25/36	3,956,066	$675,184	(c)
Countrywide Alternative Loan Trust, 2006-J1 1A7	1.478%	2/25/36	2,737,705	1,941,394	(c)
Countrywide Home Loan Mortgage Pass-Through Trust, 2001-HYB1 1A1	2.554%	6/19/31	20,966	20,031	(c)
Countrywide Home Loan Mortgage Pass-Through Trust, 2003-60 1A1	3.521%	2/25/34	125,501	124,728	(c)
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.209%	6/15/38	904,048	478,805	(c)
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	7,459,264	7,122,851
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	7,165,000	6,831,807	(c)
Credit Suisse Mortgage Trust, 2014-11R 09A2	0.896%	10/27/36	5,380,000	3,211,860	(a)(c)
Credit Suisse Mortgage Trust, 2014-11R 14A1	0.956%	6/27/46	2,952,633	2,817,250	(a)(c)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	1,070,000	924,442	(a)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	4,280,000	3,460,914	(a)
Credit Suisse Mortgage Trust, 2015-02R 3A1	0.966%	4/27/36	2,308,434	2,127,651	(a)(c)
Credit Suisse Mortgage Trust, 2015-02R 7A1	2.875%	8/27/36	2,008,706	2,049,571	(a)(c)
Credit Suisse Mortgage Trust, 2015-03R 1A1	0.976%	7/29/37	1,571,686	1,485,270	(a)(c)
Credit Suisse Mortgage Trust, 2015-12R 2A2	1.256%	11/30/37	4,770,000	3,030,381	(a)(c)
Credit Suisse Mortgage Trust, 2015-Town MZ	9.157%	3/15/17	3,900,000	3,802,500	(a)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	1.228%	6/25/34	63,457	58,288	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K015 X1, IO	1.611%	7/25/21	1,565,741	92,428	(c)
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	111,980	128,641
Federal National Mortgage Association (FNMA), 2012-118 CI, IO	3.500%	12/25/39	1,489,032	183,596
First Horizon Alternative Mortgage Securities, 2005-AA12 1A1	3.109%	2/25/36	181,159	145,501	(c)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	14,860,246	121,046	(a)
GE Business Loan Trust, 2006-1A C	1.190%	5/15/34	538,019	487,678	(a)(c)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	784,758	616,114	(c)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.657%	9/16/46	10,741,327	246,653	(c)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.311%	2/16/53	4,055,257	108,908	(c)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.075%	9/16/44	5,139,685	277,006	(c)
Government National Mortgage Association (GNMA), 2014-016 IO, IO	0.823%	6/16/55	777,472	34,428	(c)
Government National Mortgage Association (GNMA), 2014-047 IA, IO	0.640%	2/16/48	1,362,922	59,258	(c)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	0.914%	9/16/55	4,850,573	276,036	(c)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.665%	1/16/55	69,781,854	2,348,620	(c)
Government National Mortgage Association (GNMA), 2015-073 IO, IO	0.830%	11/16/55	7,057,272	421,541	(c)
Greenpoint Mortgage Funding Trust, 2006-AR3 3A1	1.001%	4/25/36	164,111	149,114	(c)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	344,299	320,194
GS Mortgage Securities Trust, 2013-GC14 F	4.764%	8/10/46	890,000	660,542	(a)(c)
GS Mortgage Securities Trust, 2015-GC28	4.328%	2/10/48	2,000,000	1,542,396	(a)(c)
GS Mortgage Securities Trust, 2015-GS1 D	3.268%	11/10/48	1,500,000	1,129,874
GS Mortgage Securities Trust, 2016-ICE2 E	9.267%	2/15/33	3,420,000	3,556,849	(a)(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1AF1	1.128%	1/25/36	1,535,056	1,289,253	(a)(c)
HarborView Mortgage Loan Trust, 2006-13 A	0.949%	11/19/46	228,149	168,188	(c)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Indymac INDX Mortgage Loan Trust, 2006-AR11 5A1	3.378%	6/25/36	3,490,813	$2,621,760	(c)
Indymac Manufactured Housing Contract, 1998-2 A2	6.170%	8/25/29	39,306	39,010
JPMBB Commercial Mortgage Securities Trust, 2015-C27 F	3.000%	2/15/48	2,700,000	1,366,146	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C27 G	3.000%	2/15/48	2,049,500	876,977	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	5.928%	4/17/45	2,090,000	1,592,200	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	1,810,000	1,543,344	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.740%	2/12/49	6,310,000	5,073,050	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.062%	2/15/51	1,163,000	1,072,742	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M	6.995%	10/15/19	1,700,000	1,720,762	(a)(c)
JPMorgan Reremic, 2014-6 3A1	0.966%	7/27/46	3,349,191	3,251,332	(a)(c)
Lehman Mortgage Trust, 2006-8 2A2, IO	5.809%	12/25/36	11,511,981	2,890,709	(c)
Lehman Mortgage Trust, 2007-1 2A3, IO	5.852%	2/25/37	4,272,071	1,313,112	(c)
MASTR ARM Trust, 2003-3 3A4	2.790%	9/25/33	692,171	652,677	(c)
Merrill Lynch Mortgage Investors Trust, 2004-A3 4A3	3.177%	5/25/34	115,123	114,633	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	3,404,556	3,013,032	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	4,008,729	3,527,682	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.184%	9/12/49	840,000	589,753	(c)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	943,998	759,947
Morgan Stanley Mortgage Loan Trust, 2004-6AR	3.489%	8/25/34	27,605	27,332	(c)
Mortgage Repurchase Agreement Financing Trust, 2016-4 A1	1.864%	5/10/19	1,310,000	1,307,073	(a)(c)
Nomura Asset Acceptance Corp., 2006-AF2 4A	3.979%	8/25/36	210,045	160,221	(c)
Residential Accredit Loans Inc., 2006-QO3 A1	0.988%	4/25/46	5,259,168	2,387,408	(c)
Residential Accredit Loans Inc., 2006-QO3 A2	1.038%	4/25/46	831,785	383,872	(c)
Residential Asset Securitization Trust, 2005-A15 2A11, IO	4.772%	2/25/36	12,007,906	2,058,855	(c)
Sequoia Mortgage Trust, 2007-4 4A1	3.082%	7/20/47	1,975,342	1,580,680	(c)
Structured Agency Credit Risk Debt Notes, 2013-DN1 M2	7.928%	7/25/23	1,070,000	1,281,555	(c)
Structured Agency Credit Risk Debt Notes, 2015-HQ1 B	11.521%	3/25/25	3,967,964	4,812,344	(c)
Structured ARM Loan Trust, 2004-04 3A2	3.201%	4/25/34	313,185	311,698	(c)
Structured Asset Securities Corp., 2002-08A 7A1	2.433%	5/25/32	6,696	6,651	(c)
Structured Asset Securities Corp., 2002-11A 1A1	2.730%	6/25/32	2,022	1,859	(c)
Structured Asset Securities Corp., 2002-16A 1A1	3.579%	8/25/32	122,563	120,811	(c)
Structured Asset Securities Corp., 2002-18A 1A1	3.584%	9/25/32	1,988	1,994	(c)
Structured Asset Securities Corp., 2004-NP1 A	1.578%	9/25/33	46,971	46,570	(a)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.885%	5/10/63	2,080,000	1,370,169	(a)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.885%	5/10/63	3,650,000	1,703,929	(a)(c)
Wachovia Bank Commercial Mortgage Trust, 2006-C23 G	5.653%	1/15/45	1,630,000	1,526,642	(a)(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	2,626,739	2,561,903	(a)(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	750,000	497,466	(a)
Wells Fargo Commercial Mortgage Trust, 2015-C26 E	3.250%	2/15/48	1,730,000	1,031,357	(a)
Wells Fargo Mortgage-Backed Securities Trust, 2005-AR9 4A1	3.079%	5/25/35	77,255	77,089	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $178,262,943)				175,002,608

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
MORTGAGE-BACKED SECURITIES - 3.2%
FHLMC - 0.6%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	5/1/43-7/1/43	557,700		$591,902
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	3/13/47	6,500,000		6,661,738	(h)

Total FHLMC					7,253,640

FNMA - 2.1%
Federal National Mortgage Association (FNMA)	5.000%	1/1/39-7/1/39	685,628		752,393
Federal National Mortgage Association (FNMA)	5.500%	5/1/40	683,241		763,691
Federal National Mortgage Association (FNMA)	3.500%	4/1/43-10/1/43	14,672,228		15,166,089
Federal National Mortgage Association (FNMA)	4.000%	4/1/43-7/1/43	1,515,583		1,606,946
Federal National Mortgage Association (FNMA)	3.000%	3/13/47	6,900,000		6,853,640	(h)

Total FNMA					25,142,759

GNMA - 0.5%
Government National Mortgage Association (GNMA) II	4.500%	4/20/41	174,277		188,069
Government National Mortgage Association (GNMA) II	3.000%	3/21/47	6,100,000		6,172,437	(h)

Total GNMA					6,360,506

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $38,396,877)					38,756,905

MUNICIPAL BONDS - 0.5%
Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	1,110,000		1,098,933

Illinois - 0.3%
Chicago, IL, GO, Taxable Project	6.314%	1/1/44	1,470,000		1,353,723
Illinois State, GO	5.100%	6/1/33	3,100,000		2,875,064

Total Illinois					4,228,787

Texas - 0.1%
North Texas State Higher Education Authority Revenue, Taxable - LIBOR Floating	1.946%	4/1/40	1,234,420		1,234,186	(c)

TOTAL MUNICIPAL BONDS (Cost - $6,806,526)					6,561,906

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 4.0%
Germany - 0.6%
Bundesrepublik Deutscheland, Inflation Linked Bonds	0.100%	4/15/26	5,682,226	EUR	6,748,359	(b)

Japan - 3.4%
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/24	1,116,160,000	JPY	10,382,191
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	9/10/24	1,693,200,000	JPY	15,847,610
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	9/10/23	103,000,000	JPY	956,700
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/25	998,000,000	JPY	9,363,051
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/26	587,989,870	JPY	5,532,114

Total Japan					42,081,666

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $47,986,282)					48,830,025

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 5.9%
CONSUMER DISCRETIONARY - 2.7%
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2016 First Lien Term Loan	4.250%	5/2/22	1,210,000	$1,219,831	(i)(j)(k)

Hotels, Restaurants & Leisure - 1.0%
1011778 B.C. Unlimited Liability Co., 2017 Term Loan B	3.250%	2/14/24	1,233,001	1,233,617	(i)(j)
Aristocrat Technologies Inc., 2016 Term Loan B	3.780%	10/20/21	1,578,720	1,584,986	(i)(j)
Boyd Gaming Corp., Term Loan B2	3.714%	9/15/23	1,472,600	1,485,485	(i)(j)
CCM Merger Inc., New Term Loan B	4.031%	8/8/21	944,284	949,006	(i)(j)
Equinox Holdings Inc., Repriced Term Loan B	5.750%	1/31/20	1,637,404	1,642,862	(i)(j)
Four Seasons Holdings Inc., New First Lien Term Loan	—	11/30/23	830,000	839,634	(k)
Hilton Worldwide Finance LLC, Term Loan B1	3.500%	10/26/20	128,352	129,214	(i)(j)
Hilton Worldwide Finance LLC, Term Loan B2	3.278%	10/25/23	1,745,095	1,758,425	(i)(j)
Landry’s Inc., 2016 Term Loan B	4.029%	10/4/23	565,000	570,953	(i)(j)
Mohegan Tribal Gaming Authority, 2016 Term Loan B	5.500%	9/28/23	1,439,004	1,450,516	(i)(j)
Scientific Games International Inc., 2017 Term Loan B3	—	10/1/21	860,000	871,610	(k)
Station Casinos LLC, 2016 Term Loan B	3.280%	6/8/23	129,674	130,323	(i)(j)

Total Hotels, Restaurants & Leisure				12,646,631

Media - 0.8%
CBS Radio Inc., Term Loan B	4.500%	10/17/23	570,566	575,131	(i)(j)
Charter Communications Operating LLC, 2016 Term Loan I Add	3.030%	1/15/24	3,142,475	3,156,440	(i)(j)
Lions Gate Entertainment Corp., 2016 First Lien Term Loan	3.773%	12/8/23	652,000	655,749	(i)(j)
Numericable U.S. LLC, USD Term Loan B7	5.289%	1/15/24	645,125	650,286	(i)(j)
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	1,941,108	1,947,417	(i)(j)
UPC Financing Partnership, USD Term Loan AP	3.520%	4/15/25	1,480,000	1,488,788	(i)(j)
Virgin Media Investment Holdings Ltd., USD Term Loan I	3.520%	1/31/25	1,236,199	1,242,767	(i)(j)

Total Media				9,716,578

Multiline Retail - 0.1%
Neiman Marcus Group Ltd. Inc., 2020 Term Loan	4.250%	10/25/20	1,964,607	1,581,018	(i)(j)

Specialty Retail - 0.7%
Academy Ltd., 2015 Term Loan B	4.781 - 5.039%	7/1/22	2,022,584	1,597,841	(i)(j)
CWGS Group LLC, 2016 Term Loan	4.523%	11/8/23	1,140,000	1,147,838	(i)(j)
Michaels Stores Inc., 2016 Term Loan B1	3.750%	1/30/23	1,461,862	1,455,924	(i)(j)
Party City Holdings Inc., 2016 Term Loan	3.790 - 3.860%	8/19/22	940,175	934,299	(i)(j)
Petco Animal Supplies Inc., 2017 Term Loan B	4.287%	1/26/23	1,222,563	1,176,105	(i)(j)
PetSmart Inc., Term Loan B2	4.000%	3/11/22	1,533,750	1,508,920	(i)(j)(k)

Total Specialty Retail				7,820,927

TOTAL CONSUMER DISCRETIONARY				32,984,985

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertsons LLC, USD 2016 Term Loan B6	4.302%	6/22/23	1,480,000	1,501,368	(i)(j)

Food Products - 0.0%
Keurig Green Mountain Inc., USD Term Loan B	5.250 - 5.313%	3/3/23	186,130	188,495	(i)(j)

TOTAL CONSUMER STAPLES				1,689,863

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Murray Energy Corp., Term Loan B2	8.250%	4/16/20	1,436,638	$1,415,807	(i)(j)

FINANCIALS - 0.1%
Capital Markets - 0.1%
RPI Finance Trust, Term Loan B5	3.498%	10/14/22	1,206,377	1,218,273	(i)(j)

HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.1%
DJO Finance LLC, 2015 Term Loan	4.250%	6/8/20	992,443	971,354	(i)(j)

Health Care Providers & Services - 0.8%
Air Medical Group Holdings Inc., Term Loan B	4.250%	4/28/22	2,122,588	2,118,167	(i)(j)
DaVita HealthCare Partners Inc., Term Loan B	3.531%	6/24/21	997,442	1,008,871	(i)(j)
HCA Inc., Term Loan B8	3.289%	2/15/24	1,127,175	1,135,226	(i)(j)
Jaguar Holding Co. II, 2015 Term Loan B	4.250%	8/18/22	1,987,393	1,997,743	(i)(j)
MPH Acquisition Holdings LLC, 2016 Term Loan B	5.000%	6/7/23	1,068,069	1,083,423	(i)(j)
RadNet Inc., Reprice Term Loan	4.780 - 6.500%	6/30/23	871,982	874,707	(i)(j)
Select Medical Corp., Series F Term Loan B	6.000 - 7.750%	3/3/21	1,131,450	1,137,107	(i)(j)

Total Health Care Providers & Services				9,355,244

TOTAL HEALTH CARE				10,326,598

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
BE Aerospace Inc., 2014 Term Loan B	3.940 - 4.040%	12/16/21	1,460,000	1,466,388	(i)(j)

Air Freight & Logistics - 0.2%
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2	—	1/13/22	1,400,000	1,423,493	(k)
XPO Logistics Inc., Term Loan B2	4.302%	11/1/21	1,074,047	1,082,640	(i)(j)

Total Air Freight & Logistics				2,506,133

Airlines - 0.1%
American Airlines Inc., New Term Loan	3.278%	6/27/20	1,477,490	1,484,693	(i)(j)

Building Products - 0.1%
Quikrete Holdings Inc., 2016 First Lien Term Loan	—	11/15/23	650,000	657,764	(k)

Professional Services - 0.0%
Trans Union LLC, Term Loan B2	3.281%	4/9/23	480,000	485,400	(i)(j)

Trading Companies & Distributors - 0.1%
AerCap Holdings NV, A Deferred Principal	—	10/6/23	1,000,000	1,008,125	(k)

Transportation Infrastructure - 0.1%
Flying Fortress Inc., New Term Loan	—	4/30/20	1,210,000	1,218,823	(k)

TOTAL INDUSTRIALS				8,827,326

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Zebra Technologies Corp., 2016 Term Loan B	3.446%	10/27/21	1,295,893	1,310,350	(i)(j)

IT Services - 0.1%
First Data Corp., 2016 USD Term Loan	3.779%	3/24/21	1,370,432	1,381,472	(i)(j)

TOTAL INFORMATION TECHNOLOGY				2,691,822

MATERIALS - 0.4%
Construction Materials - 0.1%
American Builders & Contractors Supply Co. Inc., Term Loan B	3.531%	10/31/23	1,094,562	1,102,163	(i)(j)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Containers & Packaging - 0.3%
Berry Plastics Group Inc., Term Loan I	3.281%	10/3/22	1,234,829		$1,242,739	(i)(j)
BWAY Holding Co., 2016 Term Loan B	4.750%	8/14/23	1,200,000		1,201,071	(i)(j)(k)
Reynolds Group Holdings Inc., USD 2017 Term Loan	3.781 - 3.786%	2/5/23	1,736,575		1,745,345	(i)(j)(k)

Total Containers & Packaging					4,189,155

TOTAL MATERIALS					5,291,318

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B	3.281%	4/25/23	1,667,400		1,677,404	(i)(j)

Real Estate Management & Development - 0.1%
CityCenter Holdings LLC, Term Loan B	3.531%	10/16/20	1,210,000		1,222,402	(i)(j)(k)
Realogy Corp., 2017 Term Loan B	3.029%	7/20/22	396,000		398,228	(i)(j)

Total Real Estate Management & Development					1,620,630

TOTAL REAL ESTATE					3,298,034

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA, Term Loan B2	3.750%	6/30/19	478,252		472,871	(i)(j)
Level 3 Financing Inc., 2017 Term Loan B	—	2/14/24	1,270,000		1,276,350	(k)

Total Diversified Telecommunication Services					1,749,221

Wireless Telecommunication Services - 0.2%
CSC Holdings LLC, 2016 Term Loan	3.772%	10/11/24	820,313		827,901	(i)(j)
Sprint Communications Inc., First Lien Term Loan B	3.313%	2/2/24	1,200,000		1,200,900	(i)(j)

Total Wireless Telecommunication Services					2,028,801

TOTAL TELECOMMUNICATION SERVICES					3,778,022

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Energy Future Intermediate Holding Co., LLC, 2016 DIP Term Loan	4.304%	6/30/17	980,000		983,675	(i)(j)

TOTAL SENIOR LOANS (Cost - $73,002,321)					72,505,723

SOVEREIGN BONDS - 6.1%
Argentina - 1.8%
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	1,720,000		1,720,000	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,750,000		1,933,750	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	2,270,000		2,269,319	(a)
Republic of Argentina, Bonds	22.750%	3/5/18	33,540,000	ARS	2,251,413
Republic of Argentina, Bonds	18.200%	10/3/21	105,480,000	ARS	7,569,292
Republic of Argentina, Senior Notes	5.625%	1/26/22	2,730,000		2,757,300	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	1,350,000		1,410,750	(a)
Republic of Argentina, Senior Notes	6.875%	1/26/27	1,100,000		1,100,000	(a)
Republic of Argentina, Senior Notes	7.125%	7/6/36	340,000		325,890	(a)
Republic of Argentina, Senior Notes	7.625%	4/22/46	360,000		362,520	(a)

Total Argentina					21,700,234

Brazil - 1.3%
Federative Republic of Brazil, Notes	10.000%	1/1/21	31,233,000	BRL	10,027,901
Federative Republic of Brazil, Notes	10.000%	1/1/23	13,490,000	BRL	4,297,886
Federative Republic of Brazil, Notes	10.000%	1/1/25	5,000,000	BRL	1,592,054

Total Brazil					15,917,841

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ecuador - 0.4%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	750,000		$824,062	(a)
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	1,420,000		1,585,075	(a)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	1,680,000		1,682,100	(b)
Republic of Ecuador, Senior Bonds	9.650%	12/13/26	960,000		1,036,032	(a)

Total Ecuador					5,127,269

Ghana - 0.3%
Republic of Ghana, Bonds	10.750%	10/14/30	3,080,000		3,619,000	(a)

Indonesia - 0.2%
Republic of Indonesia, Senior Notes	4.625%	4/15/43	1,310,000		1,319,432	(b)
Republic of Indonesia, Senior Notes	5.125%	1/15/45	1,180,000		1,235,347	(b)

Total Indonesia					2,554,779

Mexico - 1.9%
United Mexican States, Senior Bonds	6.500%	6/9/22	338,026,900	MXN	16,376,340
United Mexican States, Senior Bonds	10.000%	12/5/24	19,150,000	MXN	1,108,625
United Mexican States, Senior Bonds	7.750%	11/13/42	117,201,900	MXN	5,776,532

Total Mexico					23,261,497

Russia - 0.2%
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	1,600,000		1,720,704	(a)

TOTAL SOVEREIGN BONDS (Cost - $81,686,205)					73,901,324

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.5%
U.S. Government Agencies - 0.1%
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	2,000,000		1,906,158

U.S. Government Obligations - 15.4%
U.S. Treasury Bonds	2.875%	5/15/43	360,000		353,377
U.S. Treasury Bonds	3.375%	5/15/44	10,000,000		10,764,060
U.S. Treasury Bonds	3.000%	11/15/45	15,200,000		15,252,850
U.S. Treasury Bonds	2.500%	2/15/46	6,530,000		5,909,905
U.S. Treasury Bonds	2.250%	8/15/46	7,595,000		6,495,502
U.S. Treasury Bonds	2.875%	11/15/46	2,460,000		2,412,242
U.S. Treasury Bonds	3.000%	2/15/47	12,020,000		12,094,188
U.S. Treasury Notes	0.625%	4/30/18	30,000		29,870
U.S. Treasury Notes	0.690%	7/31/18	45,080,000		45,146,042	(c)
U.S. Treasury Notes	1.625%	7/31/19	630,000		634,184
U.S. Treasury Notes	1.375%	2/15/20	900,000		897,469
U.S. Treasury Notes	1.625%	6/30/20	650,000		650,863
U.S. Treasury Notes	1.375%	10/31/20	40,040,000		39,620,821
U.S. Treasury Notes	1.375%	1/31/21	390,000		384,714
U.S. Treasury Notes	1.125%	6/30/21	1,680,000		1,631,700
U.S. Treasury Notes	1.875%	1/31/22	110,000		109,918
U.S. Treasury Notes	2.000%	11/30/22	6,610,000		6,595,280
U.S. Treasury Notes	1.375%	8/31/23	2,600,000		2,479,243
U.S. Treasury Notes	2.125%	11/30/23	17,340,000		17,306,811

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Agencies - (continued)
U.S. Treasury Notes	2.375%	8/15/24	1,250,000	$1,261,865
U.S. Treasury Notes	2.000%	2/15/25	7,570,000	7,410,318
U.S. Treasury Notes	2.000%	8/15/25	670,000	653,067
U.S. Treasury Notes	1.625%	5/15/26	190,000	178,377
U.S. Treasury Notes	1.500%	8/15/26	6,180,000	5,724,466
U.S. Treasury Notes	2.000%	11/15/26	2,000,000	1,935,234
U.S. Treasury Notes	2.250%	2/15/27	1,850,000	1,832,151

Total U.S. Government Obligations				187,764,517

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $190,788,516)				189,670,675

U.S. TREASURY INFLATION PROTECTED SECURITIES - 4.6%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	1,675,515	2,135,984
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	6,282,545	6,113,626
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	4,039,524	3,913,697
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/21	32,943,464	33,402,861
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/26	10,263,470	10,088,560

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $54,861,774)				55,654,728

			SHARES
COMMON STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Tropicana Entertainment Inc. (Cost - $284,300)			17,138	565,554	*(g)

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
GMAC Capital Trust I (Cost - $1,171,775)	6.824%		47,249	1,215,244	(c)

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.2%
Eurodollar Futures, Put @ $98.50		6/19/17	1,370	34,250
Eurodollar Futures, Put @ $98.88		3/13/17	1,148	71,750
U.S. Dollar/Mexican Peso, Put @ 20.48MXN		4/25/17	3,500,000	107,734
U.S. Dollar/Mexican Peso, Put @ 20.51MXN		4/6/17	6,980,000	207,159
U.S. Dollar/Mexican Peso, Put @ 20.52MXN		4/6/17	5,320,000	159,994
U.S. Dollar/Mexican Peso, Put @ 20.58MXN		4/4/17	11,450,000	368,564
U.S. Treasury 5-Year Notes Futures, Put @ $116.00		5/26/17	726	158,994
U.S. Treasury 5-Year Notes Futures, Put @ $117.00		4/21/17	726	221,430
U.S. Treasury 10-Year Notes Futures, Call @ $125.00		3/24/17	736	356,500
U.S. Treasury 10-Year Notes Futures, Call @ $125.50		3/24/17	966	301,875
U.S. Treasury 10-Year Notes Futures, Call @ $126.00		3/24/17	722	146,656
U.S. Treasury 10-Year Notes Futures, Call @ $126.00		4/21/17	733	297,781

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY		EXPIRATION DATE	CONTRACTS	VALUE
PURCHASED OPTIONS - (continued)
U.S. Treasury 10-Year Notes Futures, Put @ $118.00		3/24/17	862	$6,034
U.S. Treasury 10-Year Notes Futures, Put @ $121.00		3/24/17	141	4,406

TOTAL PURCHASED OPTIONS (Cost - $1,782,716)				2,443,127

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,060,242,763)				1,062,098,691

	RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 13.0%
U.S. Government Agencies - 2.8%
Federal Home Loan Bank (FHLB), Discount Notes	0.520%	4/10/17	12,000,000	11,993,067	(l)
Federal Home Loan Bank (FHLB), Discount Notes	0.637%	7/25/17	12,500,000	12,471,100	(l)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.552%	5/18/17	10,000,000	9,988,300	(l)

Total U.S. Government Agencies (Cost - $34,448,960)				34,452,467

Repurchase Agreements - 0.8%
Bank of America repurchase agreement dated 2/28/17; Proceeds at maturity - $10,000,144; (Fully collateralized by U.S. government obligations, 2.000% due 8/15/25; Market value - $10,211,619) (Cost - $10,000,000)	0.520%	3/1/17	10,000,000	10,000,000

			SHARES
Money Market Funds - 9.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $114,291,788)	0.479%		114,291,788	114,291,788

TOTAL SHORT-TERM INVESTMENTS (Cost - $158,740,748)				158,744,255

TOTAL INVESTMENTS - 100.0% (Cost - $1,218,983,511#)				1,220,842,946
Other Assets in Excess of Liabilities - 0.0%				539,876

TOTAL NET ASSETS - 100.0%				$1,221,382,822

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	The coupon payment on these securities is currently in default as of February 28, 2017.

(f)	Value is less than $1.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(h)	This security is traded on a to-be-announced (“TBA”) basis. At February 28, 2017, the Fund held TBA securities with a total cost of $19,529,442.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	All or a portion of this loan is unfunded as of February 28, 2017. The interest rate for fully unfunded term loans is to be determined.

(l)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
ARS	— Argentine Peso
BRL	— Brazilian Real
CLO	— Collateral Loan Obligation
DIP	— Debtor-in-Possession
EUR	— Euro
GO	— General Obligation
IO	— Interest Only
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PO	— Principal Only

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	VALUE
U.S. Dollar/Mexican Peso, Call	4/25/17	22.88	MXN	3,500,000	$3,161
U.S. Dollar/Mexican Peso, Put	3/23/17	19.31	MXN	11,250,000	22,781
U.S. Treasury 5-Year Notes Futures, Put	5/26/17	$117.00		726	346,302
U.S. Treasury 10-Year Notes Futures, Call	3/24/17	$126.50		966	120,750
U.S. Treasury 10-Year Notes Futures, Call	3/24/17	$127.00		721	56,328
U.S. Treasury 10-Year Notes Futures, Call	4/21/17	$127.00		722	146,656
U.S. Treasury 10-Year Notes Futures, Call	5/26/17	$127.50		1,469	550,875
U.S. Treasury 10-Year Notes Futures, Put	3/24/17	$119.50		1,725	26,953

TOTAL WRITTEN OPTIONS (Premiums received - $1,509,585)					$1,273,806

Abbreviation used in this schedule:

MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Staples	—	$15,496,293	$20,631		$15,516,924
Financials	—	89,283,541	0	*	89,283,541
Industrials	—	11,852,256	15,503		11,867,759
Other Corporate Bonds & Notes	—	212,795,997	—		212,795,997
Asset-Backed Securities	—	64,904,221	2,622,430		67,526,651
Collateralized Mortgage Obligations	—	171,200,108	3,802,500		175,002,608
Mortgage-Backed Securities	—	38,756,905	—		38,756,905
Municipal Bonds	—	6,561,906	—		6,561,906
Non-U.S. Treasury Inflation Protected Securities	—	48,830,025	—		48,830,025
Senior Loans:
Consumer Discretionary	—	32,035,979	949,006		32,984,985
Other Senior Loans	—	39,520,738	—		39,520,738
Sovereign Bonds	—	73,901,324	—		73,901,324
U.S. Government & Agency Obligations	—	189,670,675	—		189,670,675
U.S. Treasury Inflation Protected Securities	—	55,654,728	—		55,654,728
Common Stocks	—	—	565,554		565,554
Preferred Stocks	$1,215,244	—	—		1,215,244
Purchased Options	1,599,676	843,451	—		2,443,127

Total Long-Term Investments	2,814,920	1,051,308,147	7,975,624		1,062,098,691

Short-Term Investments†:
U.S. Government Agencies	—	34,452,467	—		34,452,467
Repurchase Agreements	—	10,000,000	—		10,000,000
Money Market Funds	114,291,788	—	—		114,291,788

Total Short-Term Investments	114,291,788	44,452,467	—		158,744,255

Total Investments	$117,106,708	$1,095,760,614	$7,975,624		$1,220,842,946

Other Financial Instruments:
Futures Contracts	2,338,500	—	—		2,338,500
Forward Foreign Currency Contracts	—	2,821,438	—		2,821,438
OTC Total Return Swaps	—	78,596	—		78,596
Centrally Cleared Interest Rate Swaps	—	9,923,307	—		9,923,307

Total Other Financial Instruments	$2,338,500	$12,823,341	—		$15,161,841

Total	$119,445,208	$1,108,583,955	$7,975,624		$1,236,004,787

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Written Options	$1,247,864	$25,942	—		$1,273,806
Futures Contracts	1,116,882	—	—		1,116,882
Forward Foreign Currency Contracts	—	3,816,016	—		3,816,016
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	2,009,156	—		2,009,156
Centrally Cleared Interest Rate Swaps	—	4,302,748	—		4,302,748
OTC Default Swaps on Sovereign Issues - Buy Protection‡	—	301,048	—		301,048

Total	$2,364,746	$10,454,910	—		$12,819,656

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Values include any premiums paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At February 28, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$32,746,541
Gross unrealized depreciation	(30,887,106)

Net unrealized appreciation	$1,859,435

At February 28, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	490	6/17	$120,974,534	$120,925,875	$(48,659)
Euro-BTP	283	3/17	39,785,977	39,841,757	55,780
U.S. Treasury Long-Term Bonds	1,255	6/17	189,136,493	190,328,594	1,192,101
U.S. Treasury Ultra Long-Term Bonds	129	6/17	20,644,475	20,869,781	225,306

					1,424,528

Contracts to Sell:
90-Day Eurodollar	1,134	3/17	280,781,977	280,324,800	457,177
90-Day Eurodollar	490	6/19	119,964,916	119,890,750	74,166
Euro-Bund	1,002	6/17	172,818,243	172,825,789	(7,546)
Euro-Buxl	63	6/17	11,448,078	11,447,616	462
Euro-Schatz	232	3/17	27,545,464	27,684,736	(139,272)
Japanese 10-Year Bonds	103	3/17	137,769,617	138,054,564	(284,947)
U.S. Treasury 5-Year Notes	779	6/17	92,024,242	91,690,734	333,508
U.S. Treasury 10-Year Notes	1,461	6/17	181,446,750	182,008,641	(561,891)
U.S. Treasury Ultra 10-Year Notes	117	6/17	15,596,121	15,670,688	(74,567)

					(202,910)

Net unrealized appreciation on open futures contracts					$1,221,618

At February 28, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	55,621,406	USD	2,812,500	Bank of America N.A.	3/27/17	$(54,365)
USD	2,813,339	MXN	55,621,406	JPMorgan Chase & Co.	3/27/17	55,204
USD	2,863,000	MXN	61,947,810	Goldman Sachs Group Inc.	4/6/17	(204,409)
USD	1,761,108	MXN	38,033,762	Bank of America N.A.	4/10/17	(121,119)
USD	1,356,250	MXN	29,288,219	Barclays Bank PLC	4/10/17	(93,174)
RUB	1,381,402,361	USD	22,502,075	Barclays Bank PLC	4/20/17	888,783
USD	23,310,747	AUD	31,120,000	Barclays Bank PLC	4/20/17	(522,462)
USD	8,320,527	CAD	10,910,000	Barclays Bank PLC	4/20/17	103,307
USD	18,228,138	CNY	127,360,000	Barclays Bank PLC	4/20/17	(242,530)

Notes to Schedule of Investments (unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	646,216	EUR	600,000	Barclays Bank PLC	4/20/17	$9,140
USD	415,945	EUR	390,000	Barclays Bank PLC	4/20/17	1,846
USD	6,021,009	KRW	7,064,450,000	Barclays Bank PLC	4/20/17	(229,414)
USD	3,113,482	RUB	188,210,000	Barclays Bank PLC	4/20/17	(73,419)
CAD	9,743,930	USD	7,415,506	Citibank N.A.	4/20/17	(76,549)
EUR	3,662,559	USD	3,908,163	Citibank N.A.	4/20/17	(19,287)
EUR	970,000	USD	1,045,432	Citibank N.A.	4/20/17	(15,494)
IDR	149,954,000,000	USD	11,118,410	Citibank N.A.	4/20/17	64,216
INR	1,111,124,532	USD	16,077,623	Citibank N.A.	4/20/17	463,472
MXN	222,652,614	USD	10,182,595	Citibank N.A.	4/20/17	820,709
MXN	72,939,122	USD	3,480,495	Citibank N.A.	4/20/17	124,094
NOK	62,360,000	USD	7,273,109	Citibank N.A.	4/20/17	167,975
SGD	5,940,000	USD	4,162,127	Citibank N.A.	4/20/17	77,813
USD	8,743,687	EUR	8,202,333	Citibank N.A.	4/20/17	34,514
USD	664,288	EUR	625,000	Citibank N.A.	4/20/17	667
USD	8,151,642	GBP	6,664,576	Citibank N.A.	4/20/17	(128,037)
USD	34	IDR	456,128	Citibank N.A.	4/20/17	— *
USD	39,661,648	JPY	4,564,619,420	Citibank N.A.	4/20/17	(1,053,783)
USD	41,590,013	JPY	4,743,981,492	Citibank N.A.	4/20/17	(725,289)
USD	4,146,018	SGD	5,940,000	Citibank N.A.	4/20/17	(93,921)
USD	6,035,255	TWD	190,020,000	Citibank N.A.	4/20/17	(160,327)
USD	765,591	EUR	713,000	JPMorgan Chase & Co.	4/20/17	8,533
USD	508,285	EUR	481,000	JPMorgan Chase & Co.	4/20/17	(2,437)
USD	286,903	GBP	230,000	JPMorgan Chase & Co.	4/20/17	1,165

Total						$(994,578)

*	Amount represents less than $1.

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
RUB	— Russian Ruble
SGD	— Singapore Dollar
TWD	— Taiwan Dollar
USD	— United States Dollar

At February 28, 2017, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 28, 2017[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
JPMorgan Chase & Co. (Republic of Korea, 7.125%, due 4/16/19)	$11,998,000	12/20/21	0.455%	1.000% quarterly	$(301,048)	$(277,814)	$(23,234)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chicago Mercantile Exchange (Markit CDX.NA.IG.27 Index)	$19,822,000	12/20/21	1.000% quarterly	$(340,341)	$(216,765)	$(123,576)
Chicago Mercantile Exchange (Markit CDX.NA.HY.27 Index)	50,569,200	12/20/21	5.000% quarterly	(3,899,616)	(2,014,036)	(1,885,580)

Total	$70,391,200			$(4,239,957)	$(2,230,801)	$(2,009,156)

Notes to Schedule of Investments (unaudited) (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Chicago Mercantile Exchange	236,370,000	GBP	12/6/18	0.664% semi-annually	6-Month LIBOR semi-annually	—	$(527,887)
Chicago Mercantile Exchange	302,420,000		12/8/18	3-Month LIBOR quarterly	1.340% semi-annually	—	(986,470)
Chicago Mercantile Exchange	368,740,000	CAD	12/9/18	1.085% semi-annually	3-Month CDOR quarterly	—	(132,049)
Chicago Mercantile Exchange	281,270,000		12/13/18	3-Month LIBOR quarterly	1.355% semi-annually	—	(861,074)
Chicago Mercantile Exchange	18,590,000		6/13/21	3-Month LIBOR quarterly	1.185% semi-annually	—	(577,571)
Chicago Mercantile Exchange	12,470,000		8/2/21	1.081% semi-annually	3-Month LIBOR quarterly	—	463,180
Chicago Mercantile Exchange	18,050,000	NZD	8/2/21	3-Month BBR-FRA quarterly	2.103% semi-annually	—	(411,879)
Chicago Mercantile Exchange	12,390,000		8/4/21	1.142% semi-annually	3-Month LIBOR-quarterly	—	428,965
Chicago Mercantile Exchange	12,390,000		8/4/21	1.144% semi-annually	3-Month LIBOR-quarterly	—	427,906
Chicago Mercantile Exchange	17,660,000	NZD	8/4/21	3-Month BBR-FRA quarterly	2.105% semi-annually	—	(402,909)
Chicago Mercantile Exchange	17,660,000	NZD	8/4/21	3-Month BBR-FRA quarterly	2.105% semi-annually	—	(402,909)
Chicago Mercantile Exchange	34,472,000		10/31/22	1.900% semi-annually	3-Month LIBOR quarterly	$54,302	266,934
Chicago Mercantile Exchange	144,212,000		11/30/22	1.900% semi-annually	3-Month LIBOR quarterly	—	1,415,585
Chicago Mercantile Exchange	43,136,000		5/15/23	1.267% semi-annually	3-Month LIBOR quarterly	15,522	2,146,672
Chicago Mercantile Exchange	18,540,000		6/13/26	1.580% semi-annually	3-Month LIBOR quarterly	2,439	1,173,309
Chicago Mercantile Exchange	29,600,000		11/15/41	1.740% semi-annually	3-Month LIBOR quarterly	1,400,072	3,600,756

Total						$1,472,335	$5,620,559

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Bank of America	$780,000		2/15/46	1.923%**	CPURNSA**	—	$78,596

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

Notes to Schedule of Investments (unaudited) (continued)

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One-time payment made at termination date.

Abbreviation used in this table:

CAD	— Canadian Dollar
GBP	— British Pound
NZD	— New Zealand Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2017

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 24, 2017